SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy

	Level 1	Level 2	Level 3	Total
As of December 31, 2011
Cash equivalents	42,384	—	—	42,384
Short-term investments	—	76,009	—	76,009

Total	42,384	76,009	—	118,393

	Level 1	Level 2	Level 3	Total
As of December 31, 2012
Cash equivalents	35,001	—	—	35,001
Short-term investments	—	42,377	—	42,377

Total	35,001	42,377	—	77,378

Schedule of financial assets and liabilities measured and recognized at fair value on a non-recurring basis and classified under the appropriate level of the fair value hierarchy
	Carrying	Fair Value Measurement Using
	Amount	Level 1	Level 2	Level 3	Total Loss
As of December 31, 2012
Investment	—	—	—	—	(48)

Summary of the percentage of the Company's revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue and over 10% of accounts receivable

	Year Ended December 31,
Revenue	2010	2011	2012
Company A	53%	52%	49%
Company B	—	18%	19%
Company C	15%	14%	13%
Company D	12%	1%	—

	December 31,
Accounts receivable	2011	2012
Company A	22%	52%
Company B	3%	18%
Company C	11%	16%
Company E	53%	—

Schedule of estimated useful lives of property and equipment
Equipment and office furniture	3-5 years
Motor vehicles	5 years
Software	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful lives